Financial liabilities	6 Months Ended
Jun. 30, 2021
Financial liabilities
Financial liabilities

10Financial liabilities

10.1Interest-bearing liabilities

in EUR k	Dec 31, 2020	June 30, 2021
Non‑current liabilities
Non‑current portion of secured bank loans	401	200
Total non‑current loans	401	200
Lease liabilities	17,677	16,209
Total non‑current liabilities	18,078	16,409

Current liabilities
Current portion of secured bank loans	567	567
Other bank loans	387	—
Bank overdrafts	1,538	3,316
Total current loans	2,492	3,883
Current portion of lease liabilities	3,528	3,299
Total current liabilities	6,020	7,182

Total non‑current and current liabilities	24,098	23,591

As of June 30, 2021, short-term cash deposits of EUR 1,500k (December 31, 2020: EUR 1,500k were used to secure the secured bank loan outstanding (see note 8).

Other bank loans outstanding as of December 31, 2020 represented bank loans granted under the Coronavirus Aid, Relief, and Economic Security Act (CARES Act) which were forgiven during the three months ended June 30, 2021. The amount forgiven has been included in other operating income (see note 6).

The following table is based on the original terms and conditions:

Conditions and statement of liabilities

The outstanding interest-bearing liabilities as of June 30, 2021 and December 31, 2020 have the following conditions:

				Dec 31, 2020		June 30, 2021
				Nominal	Carrying	Nominal	Carrying
in EUR k	Currency	Nominal interest rate	Maturity	amount	amount	amount	amount
Secured bank loan	EUR	2.95%	2017‑22	968	968	767	767
Other bank loan	USD	1%	2020-22	387	387	—	—
Bank overdrafts	EUR	4.75%	Rollover	498	498	496	496
Bank overdrafts	EUR	3.75%	Rollover	628	628	2,324	2,324
Bank overdrafts	EUR	4.50%	Rollover	412	412	496	496
Lease liabilities	EUR	2.1%-3.5%*, 5.4%-9.1%	2017-31	21,205	21,205	19,508	19,508
Total interest‑bearing financial liabilities				24,098	24,098	23,591	23,591
*	represents the incremental borrowing rate of the Group at the commencement of the leases

The bank overdrafts of EUR 2,324k as of June 30, 2021 (December 31, 2020: EUR 628k) were secured by short-term deposits with a carrying amount of EUR 2,500k (December 31, 2020: EUR 2,500k) (see note 8). The other bank overdrafts of EUR 992k (December 31, 2020: EUR 910k) were secured over two short-term deposits with a carrying amount of EUR 500k each (see note 8).

10.2Trade payables and other liabilities

in EUR k	Dec 31, 2020	June 30, 2021
Trade payables	31,736	14,014
Government grants (deferred income)	10,292	9,992
Contract liabilities	4,479	4,913
Others	13,483	10,813
Trade payables and other liabilities	59,990	39,732
Non‑current	8,950	8,640
Current	51,040	31,092

Government grants mainly include investment-related government grants. These were received for the purchase of certain items of property, plant and equipment for the research and development facilities in Mecklenburg-Western Pomerania, including the Rostock facility. The grants were issued in the form of investment subsidies as part of the joint federal and state program, "Verbesserung der regionalen Wirtschaftsstruktur" (improvement of the regional economic structure) in connection with funds from the European Regional Development Fund. No additional grants were received during the six months ended June 30, 2021 related to the purchase of certain items of property, plant and equipment (the six months ended June 30, 2020: EUR 390k).

In addition, other liabilities include a provision for outstanding invoices of EUR 4,931k (December 31, 2020: EUR 1,245k), personnel-related liabilities for vacation and bonuses totaling EUR 3,245k (December 31, 2020: EUR 4,032k), VAT payable of EUR 119k (December 31, 2020: EUR 4,578k payable), as well as liabilities for wage and church tax of EUR 920k (December 31, 2020: EUR 1,988k).